Schedule of Weighted Average Grant Fair Value of Stock Options using Black-Scholes Option-pricing Model (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	4.50%	4.10%	4.10%	2.70%
Expected term (in years)	5 years 6 months	5 years 7 months 6 days	5 years 7 months 6 days	5 years 10 months 24 days
Expected volatility	110.80%	86.50%	86.50%	77.10%
Expected dividend yield	0.00%	0.00%